Note 5 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance	$ 13,397	$ 15,026
Interest incurred	637	259
Dividends used to repay loan	(3,776)	(1,888)
Balance	$ 10,258	$ 13,397